Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, cost	$ 21,537,756
Property plant and equipment, accumulated depreciation	(8,619,507)
Property plant and equipment, net amount	12,918,249	$ 11,915,363	$ 10,208,289	$ 9,077,589
Buildings [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, cost	6,480,294
Property plant and equipment, accumulated depreciation	(2,175,149)
Property plant and equipment, net amount	$ 4,305,145	3,779,963
Buildings [Member] | Bottom of Range [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	5 years
Buildings [Member] | Top of Range [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	60 years
Land [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life
Property plant and equipment, cost	$ 1,209,739
Property plant and equipment, accumulated depreciation
Property plant and equipment, net amount	1,209,739	1,056,590
Machinery and equipment [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, cost	9,539,760
Property plant and equipment, accumulated depreciation	(5,229,170)
Property plant and equipment, net amount	$ 4,310,590	3,832,826
Machinery and equipment [Member] | Bottom of Range [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	3 years
Machinery and equipment [Member] | Top of Range [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	30 years
Facilities [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, cost	$ 1,176,199
Property plant and equipment, accumulated depreciation	(412,163)
Property plant and equipment, net amount	$ 764,036	575,290
Facilities [Member] | Bottom of Range [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	10 years
Facilities [Member] | Top of Range [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	30 years
Computer equipment [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, cost	$ 453,965
Property plant and equipment, accumulated depreciation	(287,674)
Property plant and equipment, net amount	$ 166,291	116,263
Computer equipment [Member] | Bottom of Range [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	2 years
Computer equipment [Member] | Top of Range [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	15 years
Vehicles (land and air) [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, cost	$ 438,490
Property plant and equipment, accumulated depreciation	(165,827)
Property plant and equipment, net amount	$ 272,663	214,898
Vehicles (land and air) [Member] | Bottom of Range [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	3 years
Vehicles (land and air) [Member] | Top of Range [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	35 years
Construction in progress [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life
Property plant and equipment, cost	$ 1,636,719
Property plant and equipment, accumulated depreciation
Property plant and equipment, net amount	1,636,719	2,124,483
Others [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, cost	602,590
Property plant and equipment, accumulated depreciation	(349,524)
Property plant and equipment, net amount	$ 253,066	$ 215,050
Others [Member] | Bottom of Range [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	2 years
Others [Member] | Top of Range [Member]
Property, Plant and Equipment (Details) - Schedule of Several Purchase Commitments for Machinery and Equipment, Vehicles and Construction in Progress [Line Items]
Property plant and equipment, useful life	25 years